Unaudited Interim Carve-out Statements of Parent's Equity (Predecessor) - USD ($)	Accumulated Deficit [Member]	Total	United Maritime Predecessor [Member] Parent Investment, Net [Member]	United Maritime Predecessor [Member] Accumulated Deficit [Member]	United Maritime Predecessor [Member]
Balance at Dec. 31, 2020			$ 10,310,473	$ (2,998,565)	$ 7,311,908
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent investment, net (Note 4)			315,734	0	315,734
Net loss			0	(84,141)	(84,141)
Balance at Jun. 30, 2021			10,626,207	(3,082,706)	7,543,501
Balance at Dec. 31, 2021			7,868,678	(828,300)	7,040,378
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent investment, net (Note 4)			1,129,874	0	1,129,874
Net loss			0	(725,450)	(725,450)
Balance at Jun. 30, 2022	$ 0	$ 0	8,998,552	(1,553,750)	7,444,802
Balance at Jan. 19, 2022	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		0
Balance at Jun. 30, 2022	0	0	$ 8,998,552	$ (1,553,750)	$ 7,444,802
Balance at Dec. 31, 2022	29,374,000	64,568,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(7,914,000)	(7,914,000)
Balance at Jun. 30, 2023	$ 20,126,000	$ 59,176,000